FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016
Financial instruments carried at fair value [Line Items]
Total	$ 481	$ 1,201
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Value [Abstract]
Fair Value Of Senior Notes Convertible Senior Debentures AndInterest Rate Swap Agreements	26,584	26,456
Fair Values Convertible Senior Debentures And Derivatives Liabilities	551	569
Carrying Value Of Senior Notes Included Under Long And Short Term Liabilities And Convertibale Senior Debentures	27,135	27,025
Marketable Securities [Abstract]
Available-for sale securities - Fair value	360	986
Cost	304	985
Available For Sale Securities Gross Unrealized Gain	88	44
Available For Sale Securities Gross Unrealized Losses New	32	43
Options And Forward Contracts Derivative Liabilities [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	(26)	(17)
Asset Derivatives [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Asset	12	10
ContingentConsiderationClassifiedAsAssetsOrLiabilitesFairValueDisclosure	(839)	(828)
Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Total	1,140	1,844
Level 1 [Member] | Options And Forward Contracts Derivative Liabilities [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	0	0
Level 1 [Member] | Asset Derivatives [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Asset	0	0
ContingentConsiderationClassifiedAsAssetsOrLiabilitesFairValueDisclosure	0	0
Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Total	163	168
Level 2 [Member] | Options And Forward Contracts Derivative Liabilities [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	(26)	(17)
Level 2 [Member] | Asset Derivatives [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Asset	12	10
ContingentConsiderationClassifiedAsAssetsOrLiabilitesFairValueDisclosure	0	0
Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Total	(822)	(811)
Level 3 [Member] | Options And Forward Contracts Derivative Liabilities [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	0	0
Level 3 [Member] | Asset Derivatives [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Asset	0	0
ContingentConsiderationClassifiedAsAssetsOrLiabilitesFairValueDisclosure	(839)	(828)
Money Market Funds [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	13	24
Money Market Funds [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	13	24
Money Market Funds [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Money Market Funds [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Demand Deposits [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	887	964
Demand Deposits [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	887	964
Demand Deposits [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Demand Deposits [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Structured Finance [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	90	89
Structured Finance [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	0	0
Structured Finance [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	90	89
Structured Finance [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	0	0
Other Debt Obligations [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	31	31
Other Debt Obligations [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	14	14
Other Debt Obligations [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	0	0
Other Debt Obligations [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	17	17
Equity Securities [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	226	842
Equity Securities [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	226	842
Equity Securities [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	0	0
Equity Securities [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	0	0
Cross Currency Interest Rate Contract [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	(3)	(2)
Derivatives - Asset	90	88
Cross Currency Interest Rate Contract [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	0	0
Derivatives - Asset	0	0
Cross Currency Interest Rate Contract [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	(3)	(2)
Derivatives - Asset	90	88
Cross Currency Interest Rate Contract [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	0	0
Derivatives - Asset	$ 0	$ 0